                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of April 30, 2004 INVESTMENT UPDATE

[PHOTO OF KIERSTEN CHRISTENSEN]
Kiersten Christensen
Portfolio Manager

MANAGEMENT DISCUSSION

- For the six months ended April 30, 2004, Tax-Managed International Growth Fund posted positive returns in a volatile global investment environment. Overall, international markets experienced a recovery mirroring the recovery seen in U.S. markets. This was especially true in Europe, while Asian markets were more volatile. All global markets finished the period on a down note, however, as corrections throughout Europe and Asia followed rising interest rate concerns, a worsening Iraq situation, and continued high oil costs.

- At the beginning of the period, we had mostly completed the adjustment begun at the end of 2002 to bring the Portfolio more in line with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE)
   - a broad-based, unmanaged market index of international stocks.(1) Despite a more defensive positioning, the Fund underperformed the Index, which had a return of 12.39% for the six months ended April 30, 2004.

- The underperformance of the Fund versus the Index was largely a function of investments in Japan. While our overall weighting in Japan was in line with the Index, our defensive posture in established companies that we believed to have solid management and business structures lagged the strong performance in higher-risk, smaller companies. Many of these smaller names were highly leveraged and were not widely owned, which attracted some of the investment influx Japan received during the period. This was particularly true in such industries as financials, technology, and even some consumer names. While higher-risk, smaller-company stocks have performed well in the short term, we believe the Portfolio's holdings are better positioned to meet the Portfolio's objective of long-term, after-tax returns.

- Our similar approach in Europe, as evidenced by our underweighting in luxury stocks and in the volatile Irish pharmaceuticals area, had a similar dampening effect on performance. This was compounded by the underperformance of traditional steady performers such as European food companies. Again, however, we feel these companies have solid fundamentals and are consistent with the Portfolio's objective.

- On May 17, 2004, Eagle Global Advisors, L.L.C., began serving as sub-adviser to the Portfolio and Edward R. Allen, III and Thomas N. Hunt, III, partners at Eagle, became portfolio managers. Effective the same date, the Fund and the Portfolio changed their names to Eaton Vance Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio, respectively.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of 9.50%, the result of an increase in net asset value (NAV) to $6.80 on April 30, 2004, from $6.21 on October 31, 2003.(2)

- The Fund's Class B shares had a total return of 9.20% during the same period, the result of an increase in NAV to $6.53 from $5.98.(2)

- The Fund's Class C shares had a total return of 9.21% during the same period, the result of an increase in NAV to $6.52 from $5.97.(2)

- The Fund's Class D shares had a total return of 9.16% during the same period, the result of an increase in NAV to $7.15 from $6.55.(2)

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

LARGEST GEOGRAPHIC CONCENTRATIONS* By total net assets

Europe                                     43%
United Kingdom                             26%
Japan                                      22%
Other                                       7%

*As of April 30, 2004. Concentrations are subject to change.

(1) It is not possible to invest directly in an Index.

(2) Returns are historical and do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B, Class C, and Class D shares. Class A shares redeemed within three months of the settlement of the purchase, including exchanges, are subject to a 1% redemption fee.

    Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of April 30, 2004
PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      30.27%       -7.41%         -6.09%
Return After Taxes on Distributions                                      30.54%       -7.32%         -6.02%
Return After Taxes on Distributions and Sale of Fund Shares              19.93%       -6.02%         -4.95%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      22.74%       -8.49%         -7.01%
Return After Taxes on Distributions                                      23.00%       -8.40%         -6.94%
Return After Taxes on Distributions and Sale of Fund Shares              15.03%       -6.89%         -5.69%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      29.56%       -8.10%         -6.79%
Return After Taxes on Distributions                                      29.84%       -8.01%         -6.73%
Return After Taxes on Distributions and Sale of Fund Shares              19.49%       -6.60%         -5.54%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      24.56%       -8.47%         -6.79%
Return After Taxes on Distributions                                      24.84%       -8.38%         -6.73%
Return After Taxes on Distributions and Sale of Fund Shares              16.24%       -6.90%         -5.54%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      29.36%       -8.10%         -6.83%
Return After Taxes on Distributions                                      29.64%       -8.01%         -6.76%
Return After Taxes on Distributions and Sale of Fund Shares              19.36%       -6.61%         -5.57%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      28.36%       -8.10%         -6.83%
Return After Taxes on Distributions                                      28.64%       -8.01%         -6.76%
Return After Taxes on Distributions and Sale of Fund Shares              18.71%       -6.61%         -5.57%

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      29.53%        N.A.          -10.16%
Return After Taxes on Distributions                                      29.78%        N.A.          -10.05%
Return After Taxes on Distributions and Sale of Fund Shares              19.44%        N.A.           -8.37%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                                                      24.53%        N.A.          -11.03%
Return After Taxes on Distributions                                      24.78%        N.A.          -10.91%
Return After Taxes on Distributions and Sale of Fund Shares              16.19%        N.A.           -9.07%

Class A, Class B, and Class C commenced operations on 4/22/98. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not. The maximum sales charge applicable to Class A shares is 5.75%. The CDSC applicable to Class B and Class D shares is as follows: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C shares are subject to a 1% CDSC for shares redeemed within 12 months of purchase. Class A shares redeemed within three months of the settlement of the purchase, including exchanges, are subject to a 1% redemption fee.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance (both before and after taxes) is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. The Fund's returns for the one-year period reflect the strong stock market returns during the period. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of April 30, 2004 FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2004

ASSETS

Investment in Tax-Managed International Growth Portfolio, at value
   (identified cost, $58,629,293)                                                  $    72,820,055
Receivable for Fund shares sold                                                             99,103
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    72,919,158
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $       204,551
Payable to affiliate for distribution and service fees                                      13,549
Payable to affiliate for Trustees' fees                                                        145
Accrued expenses                                                                            86,427
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       304,672
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    72,614,486
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $   182,544,706
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                                   (124,028,335)
Accumulated net investment loss                                                            (92,647)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                     14,190,762
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $    72,614,486
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $    25,010,348
SHARES OUTSTANDING                                                                       3,675,860
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $          6.80
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $6.80)                                                 $          7.21
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $    27,762,097
SHARES OUTSTANDING                                                                       4,251,379
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $          6.53
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $    18,809,271
SHARES OUTSTANDING                                                                       2,883,246
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $          6.52
--------------------------------------------------------------------------------------------------

CLASS D SHARES

NET ASSETS                                                                         $     1,032,770
SHARES OUTSTANDING                                                                         144,461
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $          7.15
--------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $97,929)                 $       845,003
Interest allocated from Portfolio                                                            9,346
Expenses allocated from Portfolio                                                         (446,069)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                               $       408,280
--------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                        $           867
Distribution and service fees
   Class A                                                                                  30,884
   Class B                                                                                 144,324
   Class C                                                                                  96,841
   Class D                                                                                   4,696
Transfer and dividend disbursing agent fees                                                125,563
Registration fees                                                                           45,885
Printing and postage                                                                        28,924
Custodian fee                                                                                9,001
Legal and accounting services                                                                8,248
Miscellaneous                                                                                5,694
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       500,927
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $       (92,647)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $     1,709,820
   Foreign currency transactions                                                           (15,148)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     1,694,672
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $     4,906,920
   Foreign currency                                                                        (13,680)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     4,893,240
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     6,587,912
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $     6,495,265
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         OCTOBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $        (92,647)   $       (139,273)
   Net realized gain (loss) from
      investments and foreign
      currency transactions                                 1,694,672         (39,583,088)
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                      4,893,240          50,303,823
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      6,495,265    $     10,581,462
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $      3,720,183    $     72,583,055
      Class B                                               1,188,309           1,533,614
      Class C                                               1,564,699          11,237,809
      Class D                                                 378,104             299,401
   Cost of shares redeemed
      Class A                                              (5,131,673)        (80,606,936)
      Class B                                              (3,353,796)         (7,195,072)
      Class C                                              (3,072,426)        (17,280,893)
      Class D                                                 (98,256)           (156,562)
   Redemptions fees                                               942                  --
   Net asset value of shares exchanged
      Class A                                                 369,336                  --
      Class B                                                (369,410)                 --
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $     (4,803,988)   $    (19,585,584)
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $      1,691,277    $     (9,004,122)
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $     70,923,209    $     79,927,331
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $     72,614,486    $     70,923,209
-----------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                     $        (92,647)   $             --
-----------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                       CLASS A
                                                          --------------------------------------------------------------
                                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2004         ---------------------------------------
                                                          (UNAUDITED)(1)           2003(1)       2002(1)        2001(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $          6.210       $    5.330    $    7.350     $   12.070
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                              $          0.009       $    0.015    $   (0.044)    $   (0.045)
Net realized and unrealized gain (loss)                              0.581            0.865        (1.976)        (4.656)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $          0.590       $    0.880    $   (2.020)    $   (4.701)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $             --       $       --    $       --     $   (0.019)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $             --       $       --    $       --     $   (0.019)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $          6.800       $    6.210    $    5.330     $    7.350
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                       9.50%           16.51%       (27.48)%       (39.01)%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $         25,010       $   23,857    $   27,929     $   51,419
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                        2.06%(4)         2.09%         1.82%          1.70%
   Net investment income (loss)                                       0.28%(4)         0.28%        (0.64)%        (0.46)%
Portfolio Turnover of the Portfolio                                     14%             100%          128%            31%(5)
Portfolio Turnover of the Fund(6)                                       --               --            --             90%
------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS A
                                                          ---------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                          ---------------------------------
                                                               2000(1)             1999(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $   12.160             $    8.840
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                              $    0.025             $    0.016
Net realized and unrealized gain (loss)                       (0.045)                 3.304
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $   (0.020)            $    3.320
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.070)            $       --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.070)            $       --
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $   12.070             $   12.160
-------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                (0.21)%                37.56%
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $   84,136             $   27,833
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.62%                  1.73%
   Net investment income (loss)                                 0.19%                  0.15%
Portfolio Turnover of the Portfolio                               --                     --
Portfolio Turnover of the Fund(6)                                 40%                    60%
-------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.
(5) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                        See notes to financial statements

                                                                                       CLASS B
                                                          --------------------------------------------------------------
                                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2004         ---------------------------------------
                                                          (UNAUDITED)(1)           2003(1)       2002(1)        2001(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $          5.980       $    5.170    $    7.190     $   11.880
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $         (0.017)      $   (0.024)   $   (0.092)    $   (0.115)
Net realized and unrealized gain (loss)                              0.567            0.834        (1.928)        (4.575)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $          0.550       $    0.810    $   (2.020)    $   (4.690)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $             --       $       --    $       --     $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $             --       $       --    $       --     $       --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $          6.530       $    5.980    $    5.170     $    7.190
------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN(2)                                                       9.20%           15.67%       (28.10)%       (39.48)%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $         27,762       $   27,764    $   29,610     $   50,444
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                        2.81%(4)         2.84%         2.57%          2.45%
   Net investment loss                                               (0.52)%(4)       (0.46)%       (1.38)%        (1.21)%
Portfolio Turnover of the Portfolio                                     14%             100%          128%            31%
Portfolio Turnover of the Fund(6)                                       --               --            --             90%
------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS B
                                                          ---------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                          ---------------------------------
                                                               2000(1)             1999(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $         12.030     $      8.810
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $         (0.073)    $     (0.055)
Net realized and unrealized gain (loss)                             (0.051)           3.275
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $         (0.124)    $      3.220
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $          0.026)    $         --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $         (0.026)    $         --
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $         11.880     $     12.030
-------------------------------------------------------------------------------------------


TOTAL RETURN(2)                                                      (1.05)%          36.55%
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $         79,099     $     26,498
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                        2.38%            2.53%
   Net investment loss                                               (0.56)%          (0.53)%
Portfolio Turnover of the Portfolio                                     --               --
Portfolio Turnover of the Fund(6)                                       40%              60%
-------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.
(5) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                        See notes to financial statements

                                                                                       CLASS C
                                                          --------------------------------------------------------------
                                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2004         ---------------------------------------
                                                          (UNAUDITED)(1)           2003(1)       2002(1)        2001(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $          5.970       $    5.160    $    7.180     $   11.860
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $         (0.017)      $   (0.023)   $   (0.091)    $   (0.113)
Net realized and unrealized gain (loss)                              0.567            0.833        (1.929)        (4.567)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $          0.550       $    0.810    $   (2.020)    $   (4.680)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $             --       $       --    $       --     $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $             --       $       --    $       --     $       --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $          6.520       $    5.970    $    5.160     $    7.180
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                       9.21%           15.70%       (28.13)%       (39.46)%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $         18,809       $   18,616    $   21,919     $   37,263
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                        2.81%(4)         2.84%         2.57%          2.45%
   Net investment loss                                               (0.52)%(4)       (0.44)%       (1.38)%        (1.20)%
Portfolio Turnover of the Portfolio                                     14%             100%          128%            31%(5)
Portfolio Turnover of the Fund(6)                                       --               --            --             90%
------------------------------------------------------------------------------------------------------------------------

                                                                      CLASS C
                                                          ---------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                                          ---------------------------------
                                                               2000(1)             1999(1)
-------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $         12.000       $    8.800
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $         (0.077)      $   (0.080)
Net realized and unrealized gain (loss)                             (0.047)           3.280
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $         (0.124)      $    3.200
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $         (0.016)      $       --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $         (0.016)      $       --
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $         11.860       $   12.000
-------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                      (1.05)%          36.36%
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $         54,635       $   14,470
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                        2.40%            2.71%
   Net investment loss                                               (0.59)%          (0.78)%
Portfolio Turnover of the Portfolio                                     --               --
Portfolio Turnover of the Fund(6)                                       40%              60%
-------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.
(5) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                        See notes to financial statements

                                                                                       CLASS D
                                                          --------------------------------------------------------------
                                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2004         ---------------------------------------
                                                          (UNAUDITED)(1)           2003(1)       2002(1)      2001(1)(2)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $          6.550       $    5.660    $    7.870     $   10.000
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                       $         (0.013)      $   (0.029)   $   (0.088)    $   (0.077)
Net realized and unrealized gain (loss)                              0.613            0.919        (2.122)        (2.053)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $          0.600       $    0.890    $   (2.210)    $   (2.130)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $          7.150       $    6.550    $    5.660     $    7.870
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       9.16%           15.72%       (28.08)%       (21.30)%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                 $          1,033       $      686    $      468     $      346
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                        2.81%(5)         2.84%         2.57%          2.45%(5)
   Net investment loss                                               (0.36)%(5)       (0.49)%       (1.24)%        (1.42)%(5)
Portfolio Turnover of the Portfolio                                     14%             100%          128%            31%(6)
Portfolio Turnover of the Fund(7)                                       --               --            --             90%
------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 15, 2001, to October 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.
(6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
(7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       See notes to financial statements

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of April 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
   6). The Trustees have adopted a conversion feature pursuant to which Class B and Class D shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (60.1% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $124,379,209 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361), October 31, 2008 ($3,231,701), October 31, 2009
   ($31,955,609), October 31, 2010 ($49,131,487) and October 31, 2011
   ($39,935,051).

   D EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004      YEAR ENDED
   CLASS A                                           (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                      545,490          13,702,246
   Redemptions                                               (766,048)        (15,103,533)
   Exchanges from Class B shares                               53,957
   --------------------------------------------------------------------------------------
   NET DECREASE                                              (166,601)         (1,401,287)
   --------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004      YEAR ENDED
   CLASS B                                           (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                      182,543             287,814
   Redemptions                                               (516,642)         (1,370,646)
   Exchanges to Class A shares                                (56,187)
   --------------------------------------------------------------------------------------
   NET DECREASE                                              (390,286)         (1,082,832)
   --------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004      YEAR ENDED
   CLASS C                                           (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                      238,263           2,158,414
   Redemptions                                               (470,712)         (3,286,561)
   --------------------------------------------------------------------------------------
   NET DECREASE                                              (232,449)         (1,128,147)
   --------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004      YEAR ENDED
   CLASS D                                           (UNAUDITED)         OCTOBER 31, 2003
   --------------------------------------------------------------------------------------
   Sales                                                       53,107              48,645
   Redemptions                                                (13,330)            (26,642)
   --------------------------------------------------------------------------------------
   NET INCREASE                                                39,777              22,003
   --------------------------------------------------------------------------------------

   Class A shares purchased on or after February 1, 2003 are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. For the six months ended April 30, 2004, the Fund received $942 in redemption fees on Class A shares, which were less than $0.001 per share.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,662 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004.

   EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $11,054 in sub-transfer agent fees.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B, Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B and Class
   D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class share sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $108,243, $72,631 and $3,522 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,566,000, $5,913,000 and $55,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $30,884, $36,081, $24,210, and $1,174 for Class A, Class B, Class C and
   Class D shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $54,000, $0 and $5,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $7,280,487 and $12,523,231, respectively, for the six months ended April 30, 2004.

8  SHAREHOLDER MEETING

   The Fund held a Special Meeting of Shareholders on May 14, 2004. The items considered at the meeting are set forth below.

   ITEM 1: To approve an investment Sub-Advisory Agreement between Boston Management and Research and Eagle Global Advisors L.L.C. for the Portfolio.

   The results of the vote were as follows:

           Affirmative 5,148,244
           Against       238,896
           Abstain       302,294

   ITEM 2: To amend the Investment Advisory Agreement for the Portfolio.

   The results of the vote were as follows:

           Affirmative 5,067,738
           Against       290,589
           Abstain       331,107

   ITEM 3: To authorize the Board of Trustees to select investment sub-advisers and enter into sub-advisory agreements without obtaining shareholder approval.

   The results of the vote were as follows:

           Affirmative 4,738,564
           Against       652,402
           Abstain       298,468

9  SUBSEQUENT EVENT

   Effective May 17, 2004, the Fund will change its name to Eaton Vance Tax-Managed International Equity Fund.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 97.8%

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
ADVERTISING -- 0.2%

WPP Group PLC                                                  20,000    $        197,197
-----------------------------------------------------------------------------------------
                                                                         $        197,197
-----------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 0.5%

BAE Systems PLC                                                55,000    $        204,578
Singapore Technologies Engineering, Ltd.                      200,000             222,163
Thales SA                                                       4,000             148,597
-----------------------------------------------------------------------------------------
                                                                         $        575,338
-----------------------------------------------------------------------------------------

AIRLINES -- 0.2%

Japan Airlines System Corp.(1)                                 34,000    $        101,364
Ryanair Holdings PLC(1)                                        15,000              86,310
Sinagpore Airlines, Ltd.                                       16,000             101,560
-----------------------------------------------------------------------------------------
                                                                         $        289,234
-----------------------------------------------------------------------------------------

AIRPORT OPERATOR / DEVELOPMENT -- 0.1%

BAA PLC                                                        18,500    $        170,596
-----------------------------------------------------------------------------------------
                                                                         $        170,596
-----------------------------------------------------------------------------------------

APPAREL -- 0.2%

Burberry Group plc                                             25,000    $        171,793
Hennes & Mauritz AB                                             4,600             112,600
-----------------------------------------------------------------------------------------
                                                                         $        284,393
-----------------------------------------------------------------------------------------

APPLIANCES -- 0.1%

Electrolux AB                                                   9,000    $        177,892
-----------------------------------------------------------------------------------------
                                                                         $        177,892
-----------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.3%

Oracle Corp. Japan                                              7,500    $        422,047
-----------------------------------------------------------------------------------------
                                                                         $        422,047
-----------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.4%

Compagnie Generale des Etablissements Michelin                  2,800    $        131,038
Denso Corp.                                                     7,000             147,479
Volvo AB(1)                                                     5,500             188,266
-----------------------------------------------------------------------------------------
                                                                         $        466,783
-----------------------------------------------------------------------------------------

AUTOMOBILES -- 2.5%

DaimlerChrysler AG                                             10,000    $        448,213
Honda Motor Co., Ltd.                                          12,000             481,718
Nissan Motor Co., Ltd.                                         40,000             445,471
Renault SA                                                      1,500             111,933
Toyota Motor Corp.                                             40,000           1,446,242
Volkswagen AG                                                   2,000              88,108
-----------------------------------------------------------------------------------------
                                                                         $      3,021,685
-----------------------------------------------------------------------------------------

BANKING -- 17.6%

ABN AMRO Holdings NV                                           40,000    $        869,813
Allied Irish Banks PLC                                         40,789             588,217
Anglo Irish Bank Corp., PLC                                     7,000             114,541
Australia and New Zealand Banking Group, Ltd.                  20,400             273,590
Banco Bilbao Vizcaya Argentaria SA                             61,000             805,093
Banco Comercial Portugues SA                                  110,000             255,813
Banco Espirito Santo SA                                         7,000             117,477
Banco Santander Central Hispano SA                             75,000             805,560
Bank of Ireland                                                35,000             424,178
Barclays PLC                                                  145,000           1,307,535
BNP Paribas SA                                                 15,000             900,861
Commonwealth Bank of Australia                                 20,900             471,687
Credit Agricole SA                                              5,000             123,351
Danske Bank A/S                                                14,000             314,604
DBS Group Holdings, Ltd.                                       60,000             504,276
Deutsche Bank AG                                                8,000             659,313
Dexia                                                           8,000             131,575
HBOS PLC                                                       60,000             777,259
HSBC Holdings PLC                                             191,780           2,747,952
Lloyds TSB Group PLC                                          100,000             747,467
Mitsubishi Tokyo Financial Group, Inc.                            140           1,245,798
Mizuho Financial Group, Inc.                                      100             473,019
National Australia Bank Ltd.                                   20,000             425,665
Orix Corp.                                                      2,200             233,247
Royal Bank of Scotland Group PLC                               45,000           1,351,027
Sanpaolo IMI SPA                                               18,000             209,949
Societe Generale                                                4,400             366,578
Sumitomo Mitsui Financial Group, Inc.                             120             906,891
Sumitomo Trust and Banking Co., Ltd. (The)                     90,000             541,525
Svenska Handelsbanken AB                                       20,000             386,153
UBS AG                                                         18,000           1,279,269
UFJ Holdings, Inc.                                                 15              92,837
UniCredito Italiano SPA                                        79,900             372,585
United Overseas Bank, Ltd.                                     26,000             209,351
Westpac Banking Corp.                                          19,100             240,982
-----------------------------------------------------------------------------------------
                                                                         $     21,275,038
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
BEVERAGES -- 1.8%

Diageo PLC                                                     90,000    $      1,207,385
Fraser and Neave, Ltd.                                         12,000              93,802
Heineken NV(1)                                                  7,000             295,372
Interbrew                                                       5,000             150,203
SABMiller PLC                                                  35,000             379,852
Scottish & Newcastle PLC                                       15,000             109,261

-----------------------------------------------------------------------------------------
                                                                         $      2,235,875
-----------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.4%

British Sky Broadcasting Group PLC                             40,000    $        472,420
-----------------------------------------------------------------------------------------
                                                                         $        472,420
-----------------------------------------------------------------------------------------

BROADCASTING AND PUBLISHING -- 0.1%

Gruppo Editoriale L'Espresso SPA                               25,000    $        147,446
-----------------------------------------------------------------------------------------
                                                                         $        147,446
-----------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%

Compagnie de Saint-Gobain                                       7,000    $        353,439
CRH PLC                                                        15,000             318,268
Lafarge SA                                                      3,200             266,602
Sumitomo Osaka Cement Co., Ltd.                                40,000             100,041
Taiheiyo Cement Corp.                                          60,000             154,954
-----------------------------------------------------------------------------------------
                                                                         $      1,193,304
-----------------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.2%

Adecco SA(1)                                                    2,000    $         89,388
Capita Group PLC                                               28,800             158,325
Dai Nippon Printing Co., Ltd.                                   6,000              91,015
Deutsche Post AG                                                5,300             116,839
Mitsubishi Corp.                                               20,000             190,657
PHS Group PLC                                                  66,000              98,315
Rentokil Initial PLC                                           26,000              86,681
Sap AG                                                          3,200             485,254
SECOM Co., Ltd.                                                 2,500             107,154
-----------------------------------------------------------------------------------------
                                                                         $      1,423,628
-----------------------------------------------------------------------------------------

CHEMICALS -- 2.0%

Akzo Nobel NV                                                   5,000    $        182,210
Asahi Kasei Corp.                                              39,000             213,103
BASF AG                                                        11,000             567,536
Bayer AG                                                       10,000             272,476
JSR Corp.                                                      16,000             337,094
L'Air Liquide SA                                                1,800             315,247
Shin-Etsu Chemical Co., Ltd.                                   12,000             484,980
-----------------------------------------------------------------------------------------
                                                                         $      2,372,646
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 0.6%

Itochu Techno-Science Corp.                                     4,000    $        153,686
Maconomy A/S(1)                                                50,000             140,146
Softbank Corp.                                                  5,000             226,542
TietoEnator Oyj                                                 6,000             178,734
-----------------------------------------------------------------------------------------
                                                                         $        699,108
-----------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.4%

NEC Corp.                                                      65,000    $        510,670
-----------------------------------------------------------------------------------------
                                                                         $        510,670
-----------------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.8%

Philips Electronics NV                                         30,000    $        817,068
Pioneer Corp.                                                  16,000             456,708
Samsung Electronics Co., Ltd.                                     570             270,584
Sharp Corp.                                                    30,000             540,981
Sony Corp.                                                     13,000             503,013
Toshiba Corp.                                                  86,000             395,107
Yamaha Corp.                                                   22,000             412,668
-----------------------------------------------------------------------------------------
                                                                         $      3,396,129
-----------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.6%

Kingfisher PLC                                                 66,250    $        332,775
Shimano Inc.                                                   15,000             351,366
-----------------------------------------------------------------------------------------
                                                                         $        684,141
-----------------------------------------------------------------------------------------

DATA PROCESSING AND REPRODUCTION -- 0.9%

Canon, Inc.                                                    20,000    $      1,049,341
-----------------------------------------------------------------------------------------
                                                                         $      1,049,341
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
DISTRIBUTION / WHOLESALE / RETAIL -- 0.7%

Celesio AG                                                      2,400    $        133,809
Esprit Holdings, Ltd.                                         100,000             410,267
Li & Fung, Ltd.                                                60,000              93,464
Wolseley PLC                                                   14,000             205,194
-----------------------------------------------------------------------------------------
                                                                         $        842,734
-----------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 0.1%

Keppel Corp., Ltd.                                             40,000    $        168,092
-----------------------------------------------------------------------------------------
                                                                         $        168,092
-----------------------------------------------------------------------------------------

DRUGS -- 8.0%

Altana AG                                                       1,900    $        120,965
AstraZeneca PLC                                                28,000           1,309,371
Aventis SA(1)                                                  12,000             914,167
Fujisawa Pharmaceutical Co., Ltd.                               5,000             116,216
GlaxoSmithKline PLC                                           110,674           2,290,398
Novartis AG                                                    48,000           2,139,750
Roche Holding AG                                               14,000           1,468,456
Schering AG                                                     6,000             315,391
Takeda Chemical Industries, Ltd.                               15,000             604,866
Teva Pharmaceutical Industries, Ltd. ADR                        4,000             246,240
Yamanouchi Pharmaceutical Co., Ltd.                             6,000             200,082
-----------------------------------------------------------------------------------------
                                                                         $      9,725,902
-----------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.8%

Hitachi, Ltd.                                                  50,000    $        351,139
Mitsubishi Electric Corp.                                      24,000             121,354
Oki Electric Industry Co., Ltd.(1)                            120,000             492,592
-----------------------------------------------------------------------------------------
                                                                         $        965,085
-----------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 3.0%

Fanuc, Ltd.                                                     8,000    $        490,055
Kyocera Corp.                                                   3,000             248,199
Matsushita Electric Industrial Co., Ltd.                       42,000             616,936
Olympus Optical Co., Ltd.                                      10,000             193,920
Siemens AG                                                     16,000           1,155,595
Venture Corp., Ltd.                                            36,000             404,126
Yokogawa Electric Corp.                                        36,000             489,004
-----------------------------------------------------------------------------------------
                                                                         $      3,597,835
-----------------------------------------------------------------------------------------

ENERGY SOURCES -- 4.1%

BP PLC                                                        393,264    $      3,399,799
Royal Dutch Petroleum Co.                                      33,000           1,604,898
-----------------------------------------------------------------------------------------
                                                                         $      5,004,697
-----------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.6%

Bouygues SA                                                     5,100    $        174,177
Vinci SA                                                        5,500             535,362
-----------------------------------------------------------------------------------------
                                                                         $        709,539
-----------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.2%

Nintendo Co., Ltd.                                              2,300    $        217,172
-----------------------------------------------------------------------------------------
                                                                         $        217,172
-----------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.6%

Acom Co., Ltd.                                                  1,500    $        106,837
Credit Suisse Group(1)                                         19,000             669,675
Fortis(1)                                                      35,000             762,765
Hong Kong Exchanges and Clearing, Ltd.                        250,000             500,013
ING Groep NV                                                   50,000           1,071,683
Man Group PLC                                                   5,000             149,671
Muenchener Rueckversicherungs-Gesellschaft AG                   2,300             248,720
Nomura Holdings, Inc.                                          39,200             636,549
Singapore Exchange, Ltd.                                      200,000             191,601
-----------------------------------------------------------------------------------------
                                                                         $      4,337,514
-----------------------------------------------------------------------------------------

FOODS -- 0.5%

Cadbury Schweppes PLC                                          40,000    $        318,139
Groupe Danone(1)                                                2,000             335,170
-----------------------------------------------------------------------------------------
                                                                         $        653,309
-----------------------------------------------------------------------------------------

GAS DISTRIBUTION -- 0.1%

Osaka Gas Co., Ltd.                                            50,000    $        138,643
-----------------------------------------------------------------------------------------
                                                                         $        138,643
-----------------------------------------------------------------------------------------

HEALTH SERVICES -- 0.1%

SSL International PLC                                          16,000    $         93,065
-----------------------------------------------------------------------------------------
                                                                         $         93,065
-----------------------------------------------------------------------------------------

HOTELS -- 1.0%

Accor SA                                                        2,600    $        109,460
Compass Group PLC                                              65,000             409,201

                        See notes to financial statements

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
HOTELS (CONTINUED)

Hilton Group PLC                                              110,000    $        484,745
InterContinental Hotels Group PLC                              17,712             165,528
-----------------------------------------------------------------------------------------
                                                                         $      1,168,934
-----------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.2%

Nitori Co., Ltd.                                                3,500    $        226,134
-----------------------------------------------------------------------------------------
                                                                         $        226,134
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.1%

Kao Corp.                                                      12,000    $        286,530
L'Oreal SA                                                      5,200             392,087
LVMH Moet Hennessy Louis Vuitton SA                             4,500             317,189
Reckitt Benckiser PLC                                           8,000             207,978
Shiseido Co., Ltd.                                              7,000              86,077
-----------------------------------------------------------------------------------------
                                                                         $      1,289,861
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / FOOD -- 2.6%

Nestle SA                                                       8,000    $      2,023,754
Unilever NV                                                    10,000             658,713
Unilever PLC                                                   47,500             448,126
-----------------------------------------------------------------------------------------
                                                                         $      3,130,593
-----------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 0.4%

Hutchison Whampoa, Ltd.                                        30,000    $        201,928
Sonae, S.G.P.S., SA                                           200,000             220,570
-----------------------------------------------------------------------------------------
                                                                         $        422,498
-----------------------------------------------------------------------------------------

INSURANCE -- 4.2%

Aegon NV                                                       37,400    $        489,579
Allianz AG                                                      4,400             466,846
Assicurazione Generali SPA                                     25,000             659,312
Aviva PLC                                                      34,000             332,219
AXA Company                                                    30,000             631,861
Legal and General Group PLC                                    79,000             130,988
Millea Holdings, Inc.                                              21             298,763
Mitsui Sumitomo Insurance Co., Ltd.                            20,000             188,301
Prudential PLC                                                 30,000             235,678
Swiss Reinsurance                                              15,000             986,812
Zurich Financial Services AG(1)                                 4,000             632,423
-----------------------------------------------------------------------------------------
                                                                         $      5,052,782
-----------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.5%

Daiwa Securities Group, Inc.                                   30,000    $        225,635
Deutsche Boerse AG                                              6,000             329,992
-----------------------------------------------------------------------------------------
                                                                         $        555,627
-----------------------------------------------------------------------------------------

MACHINERY -- 1.7%

Atlas Copco AB                                                  5,900    $        206,978
Daikin Industries, Ltd.                                        20,000             468,488
Komatsu, Ltd.                                                  50,000             284,989
Mitsubishi Heavy Industries, Ltd.                              75,000             206,606
Rexam PLC                                                      18,500             149,846
Sandvik AB                                                      3,700             120,356
Schneider Electric SA                                           4,200             282,953
SKF AB                                                          6,500             222,922
SMC Corp.                                                       1,400             160,482
-----------------------------------------------------------------------------------------
                                                                         $      2,103,620
-----------------------------------------------------------------------------------------

MACHINERY AND ENGINEERING -- 0.1%

Smiths Group PLC                                                9,000    $        111,482
-----------------------------------------------------------------------------------------
                                                                         $        111,482
-----------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.1%

Linde AG                                                        2,500    $        136,717
-----------------------------------------------------------------------------------------
                                                                         $        136,717
-----------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.9%

Nobel Biocare Holding AG                                          900    $        121,992
Sanofi-Synthelabo SA                                            3,000             190,601
Smith & Nephew PLC                                             55,000             558,384
Terumo Corp.                                                   12,000             254,452
-----------------------------------------------------------------------------------------
                                                                         $      1,125,429
-----------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.8%

Arcelor                                                         6,000    $         99,688
Assa Abloy AB                                                  20,000             243,473
BHP Billiton PLC                                               44,000             351,513
BHP Billiton, Ltd.                                             60,000             497,018
Nippon Steel Corp.                                            100,000             209,324
Rio Tinto PLC                                                  17,000             372,918
Rio Tinto, Ltd.                                                15,000             352,397
Sumitomo Metal Mining Co., Ltd.                                10,000              60,804
-----------------------------------------------------------------------------------------
                                                                         $      2,187,135
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
MULTIMEDIA -- 0.8%

News Corp., Ltd.                                               27,000    $        249,007
Promotora de Informaciones SA (Prisa)                          15,000             267,381
Vivendi Universal SA(1)                                        20,000             503,235
-----------------------------------------------------------------------------------------
                                                                         $      1,019,623
-----------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 4.5%

BG Group PLC                                                   18,000    $        103,980
Centrica PLC                                                  100,000             387,477
ENI SPA                                                        45,000             914,886
Fortum Oyj                                                     30,000             336,249
Shell Transport & Trading Co. PLC                             142,200             980,943
Tokyo Gas Co., Ltd.                                            50,000             185,311
Total Fina Elf SA                                              14,000           2,589,540
-----------------------------------------------------------------------------------------
                                                                         $      5,498,386
-----------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.3%

Oji Paper Co., Ltd.                                            20,000    $        124,870
Stora Enso Oyj                                                  8,000             106,929
UPM-Kymmene Oyj                                                 8,000             147,494
-----------------------------------------------------------------------------------------
                                                                         $        379,293
-----------------------------------------------------------------------------------------

PHARMACIES - RETAIL -- 0.2%

Boots Group PLC                                                17,200    $        186,365
-----------------------------------------------------------------------------------------
                                                                         $        186,365
-----------------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 0.2%

Fuji Photo Film Co., Ltd.                                       7,000    $        225,182
-----------------------------------------------------------------------------------------
                                                                         $        225,182
-----------------------------------------------------------------------------------------

PUBLISHING -- 0.5%

Pearson PLC                                                    20,000    $        233,373
Reed Elsevier NV                                                9,000             126,444
Reed Elsevier PLC                                              30,000             279,303
-----------------------------------------------------------------------------------------
                                                                         $        639,120
-----------------------------------------------------------------------------------------

REAL ESTATE -- 2.0%

Berkeley Group (The) PLC                                        5,500    $         95,584
Capitaland, Ltd.                                              100,000              94,625
Cheung Kong Holdings, Ltd.                                     50,000             383,023
Hang Lung Properties, Ltd.                                    148,000             200,185
Henderson Land Development Co., Ltd.                           50,000             224,365

Japan Real Estate Investment Corp.                                 30    $        207,418
Land Securities Group PLC                                       8,000             155,487
Mitsubishi Estate Co., Ltd.                                    16,000             189,208
Mitsui Fudosan Co., Ltd.                                       35,000             385,347
Sumitomo Realty & Development Co., Ltd.                        12,000             134,729
Sun Hung Kai Properties, Ltd.                                  35,000             300,649
-----------------------------------------------------------------------------------------
                                                                         $      2,370,620
-----------------------------------------------------------------------------------------

RETAIL -- 2.1%

Cie Finance Richemont                                           8,000    $        205,769
Giordano International, Ltd.                                  220,000             126,221
Gus PLC                                                        12,300             170,353
Ito-Yokado Co., Ltd.                                            6,000             249,558
Marks & Spencer Group PLC                                      60,000             293,933
Matsumotokiyoshi Co., Ltd.                                      1,600              48,426
Metro AG                                                        3,700             164,065
Next PLC                                                       10,000             247,382
Pinault-Printemps-Redoute SA                                    1,200             123,855
Seven - Eleven Japan Co., Ltd.                                 13,000             441,756
The Daimaru, Inc.                                              60,000             522,496
-----------------------------------------------------------------------------------------
                                                                         $      2,593,814
-----------------------------------------------------------------------------------------

RETAIL - FOOD -- 0.9%

Carrefour SA                                                   12,000    $        556,843
Koninklijke Ahold NV(1)                                        12,000              92,927
Tesco PLC                                                     110,000             485,233
-----------------------------------------------------------------------------------------
                                                                         $      1,135,003
-----------------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS / INTEGRATED
CIRCUITS -- 0.7%

NEC Electronics Corp.                                           4,000    $        281,637
STMicroelectronics NV(1)                                       20,000             440,900
Taiwan Semiconductor Co., Ltd.(1)                              98,000             169,627
-----------------------------------------------------------------------------------------
                                                                         $        892,164
-----------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 0.3%

ASML Holding NV(1)                                              9,000    $        143,275
ROHM Co., Ltd.                                                  2,000             249,558
-----------------------------------------------------------------------------------------
                                                                         $        392,833
-----------------------------------------------------------------------------------------


                        See notes to financial statements

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.5%

Nokia Oyj                                                      85,000    $      1,196,233
Telefonaktiebolaget LM Ericsson(1)                            220,000             596,116
-----------------------------------------------------------------------------------------
                                                                         $      1,792,349
-----------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 8.1%

Alcatel SA(1)                                                  17,000    $        253,308
BT Group PLC                                                  130,000             411,506
Deutsche Telekom AG(1)                                         38,000             655,956
Elisa Oyj                                                      20,000             273,315
France Telecom SA(1)                                           18,000             434,355
Koninklijke (Royal) KPN NV                                     50,000             360,224
Nippon Telegraph and Telephone Corp.                              100             525,577
NTT Docomo, Inc.                                                  300             595,351
Portugal Telecom, SGPS, SA                                     18,000             195,276
Swisscom AG                                                       600             186,256
TDC A/S                                                         6,000             203,937
Telecom Corp. of New Zealand, Ltd.                             60,000             212,420
Telecom Italia Mobile SPA                                     100,000             570,605
Telecom Italia SPA(1)                                         170,972             548,248
Telefonica SA                                                  78,000           1,160,366
Telekom Austria AG                                              8,500             124,820
Telenor ASA                                                    45,000             295,843
TeliaSonera AB                                                 30,000             123,351
Vodafone Group PLC                                            927,954           2,254,455
Vodafone Group PLC ADR                                         20,000             490,800
-----------------------------------------------------------------------------------------
                                                                         $      9,875,969
-----------------------------------------------------------------------------------------

TOBACCO -- 0.4%

Altadis SA                                                      5,000    $        141,333
British American Tobacco PLC                                   25,000             379,054
-----------------------------------------------------------------------------------------
                                                                         $        520,387
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%

Central Japan Railway Co.                                          20    $        163,472
East Japan Railway Co.                                             70             357,755
MTR Corp., Ltd.                                               120,000             182,312
Nippon Express Co., Ltd.                                       28,000             163,654
Nippon Yusen Kabushiki Kaisha                                  90,000             366,182
-----------------------------------------------------------------------------------------
                                                                         $      1,233,375
-----------------------------------------------------------------------------------------

UTILITIES - ELECTRIC -- 1.4%

CLP Holdings, Ltd.                                             24,000    $        127,696
Enel SPA                                                       47,000             374,669
Iberdrola SA                                                   15,000             295,792
International Power PLC(1)                                     40,000              99,662
RWE AG                                                          7,000             303,847
Tokyo Electric Power Co., Inc. (The)                           24,000             514,340
-----------------------------------------------------------------------------------------
                                                                         $      1,716,006
-----------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 2.0%

E. ON AG                                                       10,340    $        685,448
Endesa SA                                                      15,000             274,933
National Grid Transco PLC                                      80,000             606,840
Scottish and Southern Energy PLC                               40,000             484,125
Scottish Power PLC                                             50,000             339,818
-----------------------------------------------------------------------------------------
                                                                         $      2,391,164
-----------------------------------------------------------------------------------------

UTILITIES - WATER -- 0.6%

Severn Trent PLC                                                9,000    $        124,968
Suez SA                                                        10,300             206,444
United Utilities PLC                                           11,700             111,729
Veolia Environment                                             10,000             266,003
-----------------------------------------------------------------------------------------
                                                                         $        709,144
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $96,668,183)                                         $    118,600,107
-----------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.3%

SECURITY                                             SHARES              VALUE
-----------------------------------------------------------------------------------------
AUTOMOBILES -- 0.0%

Porsche AG                                                         80    $         49,630
-----------------------------------------------------------------------------------------
                                                                         $         49,630
-----------------------------------------------------------------------------------------

MULTIMEDIA -- 0.3%

News Corp., Ltd.                                               35,000    $        299,533
-----------------------------------------------------------------------------------------
                                                                         $        299,533
-----------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $301,838)                                            $        349,163
-----------------------------------------------------------------------------------------

                        See notes to financial statements

RIGHTS -- 0.0%

SECURITY                                                  SHARES         VALUE
-----------------------------------------------------------------------------------------
APPLIANCES -- 0.0%

Electrolux Rights Exp. 12/31/09                                15,000    $            321

-----------------------------------------------------------------------------------------
                                                                         $            321
-----------------------------------------------------------------------------------------

TOTAL RIGHTS
   (IDENTIFIED COST $0)                                                  $            321
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.5%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)     VALUE
-----------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                        $            560    $        560,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $560,000)                                         $        560,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.6%
   (IDENTIFIED COST $97,530,021)                                         $    119,509,591
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                   $      1,711,569
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $    121,221,160
-----------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                     PERCENTAGE
COUNTRY                                              OF NET ASSETS       VALUE
-----------------------------------------------------------------------------------------
Australia                                                  2.3%          $      2,809,878
Austria                                                    0.1                    124,820
Belgium                                                    0.9                  1,044,543
Denmark                                                    0.5                    658,688
Finland                                                    1.8                  2,238,953
France                                                     9.6                 11,534,258
Germany                                                    6.1                  7,404,719
Hong Kong                                                  2.3                  2,750,122
Ireland                                                    1.3                  1,531,513
Israel                                                     0.2                    246,240
Italy                                                      3.1                  3,797,701
Japan                                                     22.0                 26,728,693
Luxembourg                                                 0.1                     99,688
Netherlands                                                5.5                  6,712,207
New Zealand                                                0.2                    212,420
Norway                                                     0.2                    295,843
Portugal                                                   0.7                    789,137
Republic of Korea                                          0.2                    270,584
Singapore                                                  1.6                  1,989,597
Spain                                                      3.1                  3,750,457
Sweden                                                     2.0                  2,378,429
Switzerland                                                8.5                 10,244,444
Taiwan                                                     0.1                    169,627
United Kingdom                                            25.7                 31,167,031
-----------------------------------------------------------------------------------------
Total Common Stocks, Preferred Stocks and Rights          98.1           $    118,949,592
-----------------------------------------------------------------------------------------
Short-Term Investments                                     0.5           $        560,000

                       See notes to financial statements

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $97,530,021)           $  119,509,591
Cash                                                                    1,127
Foreign currency, at value (identified cost, $121,256)                121,711
Receivable for investments sold                                       968,741
Interest and dividends receivable                                     477,797
Tax reclaim receivable                                                168,090
-----------------------------------------------------------------------------
TOTAL ASSETS                                                   $  121,247,057
-----------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                        $          733
Accrued expenses                                                       25,164
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       25,897
-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $  121,221,160
-----------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $   99,254,097
Net unrealized appreciation (computed on the basis of
  identified cost)                                                 21,967,063
-----------------------------------------------------------------------------
TOTAL                                                          $  121,221,160
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $160,707)                     $    1,384,007
Interest                                                               15,099
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    1,399,106
-----------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $      600,348
Trustees' fees and expenses                                             4,456
Custodian fee                                                          99,531
Legal and accounting services                                          12,991
Miscellaneous                                                           1,191
-----------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      718,517
-----------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $      680,589
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    2,796,411
   Foreign currency transactions                                      (25,388)
-----------------------------------------------------------------------------
NET REALIZED GAIN                                              $    2,771,023
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    7,453,385
   Foreign currency                                                   (23,171)
-----------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    7,430,214
-----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $   10,201,237
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $   10,881,826
-----------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         OCTOBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                             $        680,589    $      1,116,854
   Net realized gain (loss) from
      investments and foreign
      currency transactions                                 2,771,023         (41,844,265)
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                      7,430,214          57,294,636
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     10,881,826    $     16,567,225
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $     14,410,821    $    103,561,358
   Withdrawals                                            (12,525,510)       (107,594,167)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $      1,885,311    $     (4,032,809)
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $     12,767,137    $     12,534,416
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $    108,454,023    $     95,919,607
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $    121,221,160    $    108,454,023
-----------------------------------------------------------------------------------------

                       See notes to financial statements

SUPPLEMENTARY DATA

                                                               SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2004         ---------------------------------------
                                                               (UNAUDITED)               2003          2002          2001(1)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                                1.20%(2)         1.23%         1.20%          1.23%(2)
   Net investment income (loss)                                            1.14%(2)         1.15%        (0.01)%        (0.59)%(2)
Portfolio Turnover                                                           14%             100%          128%            31%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                           10.06%           17.52%       (27.07)%           --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                      $        121,221       $  108,454    $   95,920     $  139,518
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, July 23, 2001, to October 31, 2001.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2004
NOTESTO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed International Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 60.1% and 39.7% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $600,348. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $19,951,124 and $16,375,836, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                              $     97,530,021
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                               $     24,009,529
   Gross unrealized depreciation                                     (2,029,959)
   ----------------------------------------------------------------------------

   NET UNREALIZED APPRECIATION                                 $     21,979,570
   ----------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency held at April 30, 2004 was $455.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

7  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on May 14, 2004. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To approve an investment Sub-Advisory Agreement between Boston Management and Research and Eagle Global Advisors L.L.C. for the Portfolio.

   The results of the vote were as follows:

           Affirmative      91%
           Against           4%
           Abstain           5%

   ITEM 2: To amend the Investment Advisory Agreement for the Portfolio.

   The results of the vote were as follows:

           Affirmative      89%
           Against           5%
           Abstain           6%

   ITEM 3: To authorize the Board of Trustees to select investment sub-advisers and enter into investment sub-advisory agreements without obtaining shareholder approval.

   The results of the vote were as follows:

           Affirmative      83%
           Against          12%
           Abstain           5%

9  SUBSEQUENT EVENT

   Effective May 17, 2004, the Portfolio will change its name to Tax-Managed International Equity Portfolio.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

              OFFICERS
              Thomas E. Faust Jr.
              President

              William H. Ahern, Jr.
              Vice President

              Thomas J. Fetter
              Vice President

              Michael R. Mach
              Vice President

              Robert B. MacIntosh
              Vice President

              Duncan W. Richardson
              Vice President

              Walter A. Row, III
              Vice President

              Judith A. Saryan
              Vice President

              James L. O'Connor
              Treasurer

              Alan R. Dynner
              Secretary


              TRUSTEES
              James B. Hawkes

              Samuel L. Hayes, III

              William H. Park

              Ronald A. Pearlman

              Norton H. Reamer

              Lynn A. Stout

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

              OFFICERS

              Duncan W. Richardson
              President

              Edward R. Allen, III
              Vice President

              Thomas N. Hunt, III
              Vice Preseident

              Kristin S. Anagnost
              Treasurer

              Alan R. Dynner
              Secretary

              TRUSTEES
              James B. Hawkes

              Samuel L. Hayes, III

              William H. Park

              Ronald A. Pearlman

              Norton H. Reamer

              Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

        INVESTMENT ADVISER OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

       ADMINISTRATOR OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

038-6/04                                                                   IGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE TAX MANAGED INTERNATIONAL GROWTH FUND

By:    /s/ Thomas E. Faust
       -------------------
       Thomas E. Faust
       President


Date:  June 17, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  June 17, 2004
       -------------


By:    /s/ Thomas E. Faust
       -------------------
       Thomas E. Faust
       President


Date:  June 17, 2004
       -------------